Offerings	Sep. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Rule 457(f)	true
Amount of Securities Received | shares	1,000,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,000,000,000.00
Fee Note MAOP	$ 1,000,000,000.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2056
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Rule 457(f)	true
Amount of Securities Received | shares	750,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 750,000,000.00
Fee Note MAOP	$ 750,000,000.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of notes to be offered in the exchange offer to which the registration statement relates.